Stock-based Compensation and Benefit Plans - Stock Options Outstanding and Exercisable (Details) (10-Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 5.70	$ 11.25	$ 5.70	$ 11.25	$ 0.55
Stock option, exercise price, Maximum	$ 7.50	$ 22.50	$ 7.50	$ 22.50	$ 1.50
Number Outstanding	290,380		290,380		249,951
Weighted Average Remaining Contractual Life			3 years 9 months 26 days		3 years 11 months 12 days
Weighted Average Price	$ 16.08		$ 16.08		$ 19.80
Aggregate Intrinsic Value	$ 82,897		$ 82,897			$ 121,741	$ 61,875
Number Exercisable	183,955		183,955		175,625
Weighted Average Price, Exercisable	$ 19.78		$ 19.78		$ 22.20
Aggregate Intrinsic Value, Options Exercisable	$ 27,741		$ 27,741
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum			$ 5.70		$ 8.25
Stock option, exercise price, Maximum			$ 9.30		$ 17.25
Number Outstanding	85,584		85,584		95,254
Weighted Average Remaining Contractual Life			4 years 6 months		4 years 6 months
Weighted Average Price	$ 6.19		$ 6.19		$ 12.45
Aggregate Intrinsic Value	$ 82,897		$ 82,897
Number Exercisable	29,274		29,274		34,548
Weighted Average Price, Exercisable	$ 6.20		$ 6.20		$ 12.60
Aggregate Intrinsic Value, Options Exercisable	$ 27,741		$ 27,741
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum			$ 10.50		20.25
Stock option, exercise price, Maximum			$ 20.25		$ 22.50
Number Outstanding	77,770		77,770		146,735
Weighted Average Remaining Contractual Life			4 years 18 days		3 years 7 months 13 days
Weighted Average Price	$ 12.72		$ 12.72		$ 22.50
Aggregate Intrinsic Value
Number Exercisable	32,751		32,751		133,644
Weighted Average Price, Exercisable	$ 12.90		$ 12.90		$ 22.50
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum			$ 22.50		$ 60.00
Stock option, exercise price, Maximum			$ 60.00
Number Outstanding	127,026		127,026		7,962
Weighted Average Remaining Contractual Life			3 years 2 months 16 days		3 years 4 months 13 days
Weighted Average Price	$ 24.81		$ 24.81		$ 60.00
Aggregate Intrinsic Value
Number Exercisable	121,930		121,930		7,433
Weighted Average Price, Exercisable	$ 24.89		$ 24.89		$ 60.00
Aggregate Intrinsic Value, Options Exercisable